UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Roaring Brook Capital LP
Address: 50 Main St, 12th Floor, White Plains NY 10606

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Schecter
Title:     Chief Operating Officer
Phone:     646-442-5436

Signature, Place, and Date of Signing:

      /s/ Alex Schecter     White Plains, NY     April 23, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     78

Form13F Information Table Value Total:     $83,188 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

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                           TITLE                        VALUE     SHARES/    SH/    PUT/    INVSTMT    OTHER
      NAME OF ISSUER        OF CLASS       CUSIP       (X$1000)   PRN AMT    PRN    CALL    DSCRETN    MANG     SOLE
AON Corp                       COM       037389103       2758         60378   SH              SOLE       0        60378
AON Corp                       COM       037389103        310           403   SH    CALL      SOLE       0          403
Apache Corp                    COM       037411105       3680         49370   SH              SOLE       0        49370
Apache Corp                    COM       037411105         54           247   SH    CALL      SOLE       0          247
Bank of America Corp           COM       060505104        100           380   SH    CALL      SOLE       0          380
JPMorgan Chase & Co            COM       46625H100          0            90   SH    CALL      SOLE       0           90
Cardinal Health		       COM       14149Y108          2           862   SH    CALL      SOLE       0          862
Cameron International Corp     COM       13342B105        412         20113   SH              SOLE       0        20113
Cameron International Corp     COM       13342B105        100           119   SH    PUT       SOLE       0          199
Chattem Inc                    COM       162456107       3019         42211   SH              SOLE       0        42211
Comcast Corp                   COM       20030N101       2860        169420   SH              SOLE       0       169420
Comcast Corp                   COM       20030N101        107           612   SH    CALL      SOLE       0          612
Cisco Systems Inc              COM       17275R102       1236         75381   SH              SOLE       0        75381
CVS Caremark Corp              COM       126650100       2701         93966   SH              SOLE       0        93966
CVS Caremark Corp              COM       126650100        206           653   SH    CALL      SOLE       0          653
POWERSHARES DB AGRICULTURE     ETF       73936B408        485         18525   SH              SOLE       0        18525
Amdocs Ltd		       ADR        N/A N.A           2           759   SH    CALL      SOLE       0          759
Dresser-Rand Group Inc         COM       261608103       1793        103952   SH              SOLE       0       103952
Dresser-Rand Group Inc         COM       261608103          1           405   SH              SOLE       0          405
Devon Energy Corp              COM       25179M103       2185         33250   SH              SOLE       0        33250
Equity One Inc                 COM       294752100        301           912   SH    PUT       SOLE       0          912
Fidelity National Financial    COM       31620R105        312         17575   SH              SOLE       0        17575
Freddie Mac		       COM       313400301        261           315   SH    PUT       SOLE       0          315
SPDR GOLD TRUST ETF            ETF       78463V107        937         10835   SH              SOLE       0        10835
SPDR GOLD TRUST ETF            ETF       78463V107        622           452   SH    CALL      SOLE       0          452
Corning Inc.                   COM       219350105        373          1177   SH    CALL      SOLE       0         1177
Goldman Sachs Group Inc.       COM       38141G104        126            95   SH    CALL      SOLE       0           95
Idearc Inc                     COM         N/A N.A          3           541   SH    CALL      SOLE       0          541
Barclays PLC                   COM       464287739        773           762   SH    PUT       SOLE       0          762
JPMorgan Chase & Co            COM       46625H100       2260         71693   SH              SOLE       0        71693
JPMorgan Chase & Co            COM       46625H100        164           185   SH    PUT       SOLE       0          185
Kraft Foods Inc                COM       50075N104       2612         97298   SH              SOLE       0        97298
Kraft Foods Inc                COM       50075N104         27           830   SH    CALL      SOLE       0          830
Kendle International Inc       COM       48880L107       3333        129572   SH              SOLE       0       129572
Kendle International Inc       COM       48880L107         35            47   SH    CALL      SOLE       0           47
Lazard Ltd                     COM        N/A N.A.       4043        135951   SH              SOLE       0       135951
Lehman Brothers Holdings In    COM        N/A N.A.          0           108   SH    CALL      SOLE       0          108
Life Technologies Corp         COM       53217V109       2480        106400   SH              SOLE       0       106400
Life Technologies Corp         COM       53217V109        218           427   SH    CALL      SOLE       0          427
Linear Technology Corp         COM       535678106        121            94   SH    PUT       SOLE       0           94
McDonald's Corp                COM       580135101          9           118   SH    PUT       SOLE       0          118
Microchip Technology Inc.      COM       595017104        204           475   SH    CALL      SOLE       0          475
Medtronic                      COM       585055106       1790         56977   SH              SOLE       0        56977
Bank of America Corp           COM       590188108       2100        180450   SH              SOLE       0       180450
Bank of America Corp           COM       590188108         64           451   SH    CALL      SOLE       0          451
Microsoft Corp                 COM       594918104       2640        135784   SH              SOLE       0       135784
Microsoft Corp                 COM       594918104         97           753   SH    CALL      SOLE       0          753
Mylan Inc/PA                   COM       628530107       2908        294047   SH              SOLE       0       294047
Mylan Inc/PA                   COM       628530107        248          1235   SH    CALL      SOLE       0         1235
Nvidia Corp                    COM       67066G104        111           380   SH    CALL      SOLE       0          380
Oracle Corp                    COM       68389X105       3150        177650   SH              SOLE       0       177650
Oshkosh Corp                   COM       688239201         24           405   SH    CALL      SOLE       0          405
Pilgrim's Pride Corp           COM       721467108          0            87   SH    CALL      SOLE       0           87
Philip Morris International    COM       718172109       3594         82600   SH              SOLE       0        82600
Philip Morris International    COM       718172109        354           692   SH    CALL      SOLE       0          692
Pharmaceutical Product Deve    COM       717124101       3085        106326   SH              SOLE       0       106326
Pharmaceutical Product Deve    COM       717124101        207          1347   SH    CALL      SOLE       0         1347
Collective Brands Inc          COM       19421W100       2434        207673   SH              SOLE       0       207673
Collective Brands Inc          COM       19421W100        582           903   SH    CALL      SOLE       0          903
Ralcorp Holdings Inc           COM       751028101       3046         52160   SH              SOLE       0        52160
Ralcorp Holdings Inc           COM       751028101         89           213   SH    CALL      SOLE       0          213
Smithfield Foods Inc           COM       832248108         95           142   SH    CALL      SOLE       0          142
ISHARES SILVER TRUST ETF       ETF       46428Q109        883         78852   SH              SOLE       0        78852
Spyder ETF                     ETF       78462F103       1023           801   SH    PUT       SOLE       0          801
Sybase Inc                     COM       871130100        279           473   SH    PUT       SOLE       0          473
Molson Coors Brewing Co        COM       60871R209       2922         59737   SH              SOLE       0        59737
Molson Coors Brewing Co        COM       60871R209        157            95   SH    CALL      SOLE       0           95
PROSHARES TRUST PROSHARES U    ETF       74347R297        358          9500   SH              SOLE       0         9500
Taubman Centers Inc            COM       876664103        189           180   SH    PUT       SOLE       0          180
Teva Pharmaceutical Industr    COM       881624209       3042         71454   SH              SOLE       0        71454
Teva Pharmaceutical Industr    COM       881624209        139           332   SH    CALL      SOLE       0          332
TreeHouse Foods Inc            COM       89469A104       3174        116519   SH              SOLE       0       116519
TreeHouse Foods Inc            COM       89469A104        320           524   SH    CALL      SOLE       0          524
Barclays 20 year               ETF       464287432        361           309   SH    PUT       SOLE       0          309
Tessera Technologies Inc       COM       88164L100       2221        186960   SH              SOLE       0       186960
United States Comm. Fund       ETF       91232N108          0            67   SH    CALL      SOLE       0           67
Wabtec Corp.		       COM       929740108        216           424   SH    PUT       SOLE       0          424
Financial SPYDER               ETF       81369Y605         56           475   SH    CALL      SOLE       0          475
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